SEGMENT INFORMATION (Schedule of Revenue by Customers Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		$ 43,785	$ 61,555	$ 56,832
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		24,624	29,917	32,282
Asia / Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		15,383	24,775	18,909
Europe (including Ireland) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	[1]	$ 3,778	$ 6,863	$ 5,641

[1]	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.